Annual Total Returns [BarChart] - Global Managed Volatility Fund - Fund Shares	May 01, 2021
Bar Chart Table:
2011	(3.40%)
2012	10.02%
2013	12.17%
2014	(1.39%)
2015	(3.27%)
2016	6.46%
2017	21.24%
2018	(8.61%)
2019	21.97%
2020	6.44%